Provisions for Sundry Creditors	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions For Sundry Creditors	PROVISIONS FOR SUNDRY CREDITORS
At December 31, 2024, 2023 and 2022, the provisions for sundry creditors and others is as follows:

	2024		2023	2022
Provision for plugging of wells (Note 12)	Ps.	115,514,750	61,117,106	66,699,388
Provision for trails in process (Note 26)	13,186,811		12,436,092	10,533,137
Provision for environmental costs	9,134,000		9,757,356	11,914,160
	Ps.	137,835,561	83,310,554	89,146,685
The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2024		2023	2022
Balance at the beginning of the year	Ps.	61,117,106	66,699,388	70,144,756
Increase (decrease) capitalized in fixed assets	34,738,841		(920,616)	(3,573,843)
Unwinding of discount against income	9,126,600		4,638,600	4,647,200
Unrealized foreign exchange loss (gains)	12,013,300		(8,475,320)	(3,984,400)
Amount used	(1,481,097)		(824,946)	(534,325)
Balance at the end of the year	Ps.	115,514,750	61,117,106	66,699,388

	Trials in progress
	2024		2023	2022
Balance at the beginning of the year	Ps.	12,436,092	10,533,137	11,114,006
Additions against expenses	6,680,867		6,684,626	3,137,470
Provision cancellation	(6,115,426)		(4,901,474)	(3,704,499)
Amount used	185,278		119,803	(13,840)
Balance at the end of the year	Ps.	13,186,811	12,436,092	10,533,137

	Environmental costs
	2024		2023	2022
Balance at the beginning of the year	Ps.	9,757,356	11,914,160	11,138,904
Additions against expenses	1,654,921		487,036	1,711,108
Cancellation against expenses	(2,128,943)		(2,613,047)	(856,047)
Amount used	(149,334)		(30,793)	(79,805)
Balance at the end of the year	Ps.	9,134,000	9,757,356	11,914,160
Provision for plugging of wells
PEMEX records a provision at present value for the future plugging cost of an oil production facility or pipeline at the time that it is built.
The plugging provision represents the present value of plugging costs related to oil and gas properties. These provisions have been created based on internal estimates of PEMEX. PEMEX has made certain assumptions based on the current economic environment that PEMEX believes provide a reasonable basis on which to estimate the future liability. These estimates are reviewed regularly to take into account any material changes in the assumptions. However, actual plugging costs in the long run will depend on future market prices for the necessary plugging work, which reflect market conditions at the time the work is being performed.
The calculation of this provision considers the year-end exchange rate, the projected inflation rate for the United States, interpolated discount rates based on the maturity date of long-term debt instruments in U.S. markets, as well as unit costs obtained from current contracts as of the valuation date, the current status of PEMEX’s wells and the limit of proved and developed reserves as of January 1, 2024.
As of December 31, 2024, 2023 and 2022, the provision increase due to effects updates in the reserve limits, adjustments to the discount rate and applications to the reserve. This includes the effect of the discount rate over time of Ps. 9,126,600, Ps. 4,638,600 and Ps. 4,647,200 for 2024, 2023 and 2022, respectively. The discount rate ranges used during 2024, 2023 and 2022 were from 9.090% to 10.390%, 9.510% to 10.050% and 9.380% to 10.520% for U.S. dollar denominated assets, respectively.
Moreover, the time of plugging depends on when the fields cease to have economically viable production rates, which, in turn, depends on the inherently uncertain future prices of oil and gas. Well plugging of works will be carried out as follows:

Year	Amount
2025	Ps.	1,162,352
2026	512,241
2027	788,302
2028	2,796,686
2029	5,338,195
More than five years	104,916,974
Total	Ps.	115,514,750
Provision for environmental costs
PEMEX is subject to the provisions of the Ley General del Equilibrio Ecológico y la Protección al Ambiente (General Law on Ecological Equilibrium and Environmental Protection). To comply with this law, environmental audits of PEMEX’s larger operating, storage and transportation facilities have been or are being conducted. Following the completion of such audits, PEMEX has signed various agreements to implement environmental remediation and improve environmental plans. Such plans will be sent to the Agencia Nacional de Seguridad Industrial y de Protección al Medio Ambiente del Sector Hidrocarburos (National Agency for Industrial Safety and Environmental Protection of the Hydrocarbons Sector or “ASEA”). The period of execution of these works is not defined, as they are subject to the budgets that may be granted to PEMEX.